Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital
CET 1 capital	$ 1,102,302	$ 1,066,058
Tier 1 capital	1,102,302	1,066,058
Tier 2 capital	6,189	107,061
Total capital	1,108,492	1,173,119
Risk Weighted Assets	3,991,389	4,539,376
Leverage Ratio Exposure Measure	$ 14,520,704	$ 14,679,662
Capital Ratios (%)
Common Equity Tier 1, Actual	27.60%	23.50%
Common Equity Tier 1, Regulatory minimum	10.00%	10.00%
Total Tier 1, Actual	0.276	0.235
Total Tier 1, Regulatory minimum	0.115	0.115
Total Capital, Actual	0.278	0.258
Total Capital, Regulatory minimum	0.135	0.135
Leverage ratio, Actual	0.076	0.073
Leverage ratio, Regulatory minimum	0.050	0.050